Business Combinations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Business Combinations
12.	Business Combinations

(1)	2019

1)	Acquisition of Incross Co., Ltd. by the Parent Company
The Parent Company acquired 2,786,455 shares (or 34.6%) of Incross Co., Ltd. at ￦53,722 million in cash during the year ended December 31, 2019 in order to expand digital advertising business through the integration of the Group’s technological capabilities. Although the Parent Company owns less than 50% of the investee, the management has determined that the Parent Company controls Incross Co., Ltd. considering the level of dispersion of remaining voting rights and voting patterns at previous shareholders’ meetings, and the fact that the Parent Company has a right to appoint the majority of the members of board of directors by the virtue of an agreement with the investee’s other shareholders. Incross Co., Ltd. reported ￦19,787 million of revenue and ￦5,756 million of profit since the Group obtained control.

(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Incross Co., Ltd.
Location	5 th floor, 1925, Nambusunhwan-ro, Gwanak-gu, Seoul, Korea
CEO	Lee, Jae-won
Industry	Media representative business

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	53,722

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		17,400
Short-term financial instruments		24,941
Trade and other receivables		67,259
Property and equipment		2,411
Intangible assets		2,709
Other assets		9,254
Trade and other payables		(57,309)
Other liabilities		(1,984)

		64,681

III. Non-controlling interests:		40,592

IV. Goodwill(I - II+III)	￦	29,633

(2)	2018

1)	Acquisition of id Quantique SA by the Parent Company
As of April 30, 2018, the Parent Company acquired additional 41,157,506 shares in exchange of ￦55,249 million in cash, which resulted in the Parent
Company’s
obtaining control over id Quantique SA with 44,157,506 shares and 58.1% ownership of the outstanding shares, in aggregate. Taking control of id Quantique SA will enable the Parent Company to increase its corporate value as the leading mobile telecommunication operator in Korea and to generate profit in overseas markets by utilizing quantum cryptographic technologies.
In addition, the Parent Company acquired additional 16,666,666 shares in exchange for assets amounting to ￦5,672 million resulting in the increase of the ownership to 65.6%.
id Quantique SA has recognized ￦9,935 million in revenue and ￦5,220 million in net losses since the Group obtained control. Meanwhile, the existing shares were reclassified into the investment in a subsidiary from the FVOCI equity instrument with the valuation gain on FVOCI equity instrument of ￦1,636 million reclassified into the retained earnings
.

(i)	Summary of the acquiree

Information of Acquiree
Corporate name	id Quantique SA
Location	3, CHEMIN DE LA MARBRERIE, 1227 CAROUGE, SWITZERLAND
CEO	Gregoire Ribordy
Industry	Quantum information and communications industry

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	55,249
Existing shares(financial assets at FVOCI) at fair value		3,965

		59,214

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,538
Trade and other receivables		13,609
Inventories		2,003
Property and equipment		415
Intangible assets		7,566
Other assets		447
Trade and other payables		(1,569)
Other liabilities		(2,880)

		21,129

III. Non-controlling interests:		9,290

IV. Goodwill(I - II+III)	￦	47,375

2)	Acquisition of Life & Security Holdings Co., Ltd. by the Parent Company
As of October 1, 2018, the Parent Company obtained control by acquiring 55% ownership of Life & Security Holdings Co., Ltd which owns 100% ownership of ADT CAPS Co., Ltd. in order to strengthen the security business and expand residential customer base. The consideration for the business combination was ￦696,665 million in cash, and the difference between the fair value of net assets acquired and the consideration paid amounting to ￦1,155,037 million was recognized as goodwill. Subsequent to the acquisition, Life & Security Holdings Co., Ltd. recognized revenue of ￦197,487 million, and net profit of ￦6,038 million. In addition, assuming that the business combination occurred at the beginning of the reporting period, the Group would have additionally recognized revenue of ￦763,375 million
,
 and net loss of ￦19,548 million.

(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Life & Security Holdings Co., Ltd.
Location	323, Incheon tower-daero, Yeonsu-gu, Incheon, Korea
CEO	Choi, Jin-hwan
Industry	Holding company of subsidiaries in security business

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	696,665

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		101,896
Trade and other receivables		40,241
Inventories		2,440
Property and equipment		427,752
Intangible assets		1,019,503
Other assets		3,956
Trade and other payables		(296,660)
Borrowings		(1,744,839)
Deferred tax liabilities		(229,207)
Other liabilities		(158,042)

		(832,960)

III. Non-controlling interests:		(374,588)

IV. Goodwill(I—II+III)	￦	1,155,037

3)     Business combination under common control: Acquisition of SK Infosec Co., Ltd.
The Group acquired 100% ownership of SK Infosec Co., Ltd. from SK Holdings Co., Ltd., the ultimate controlling entity of the Parent Company, in order to create synergy in the security business and increase corporate value. As this transaction is a business combination under common control, the acquired assets and liabilities were recognized at the carrying amounts in the ultimate controlling entity’s consolidated financial statements. Considerations transferred and assets and liabilities recognized at the acquisition date are as follows:

(In millions of won)	Amount
I. Considerations transferred:
Treasury shares of the Parent Company(*)	￦	281,151

II. Assets and liabilities acquired:
Cash and cash equivalents		30,762
Trade and other receivables		62,448
Inventories		1,293
Property and equipment		8,047
Intangible assets		5,528
Other assets		79,951
Trade and other payables		(38,431)
Other liabilities		(20,003)

		129,595

III. Deduction of capital surplus and others (I — II)	￦	151,556

(*)	The Parent Company provided 1,260,668 shares of its treasury shares as considerations, and the fair value of the considerations was ￦335,338 million at the transfer date.
In addition, assuming that the business combination occurred at the beginning of the reporting period, the Group would have additionally recognized revenue of ￦172,905 million and net profit of ￦19,512 million.
4)     Business combination under common control: Acquisition of Device business unit by SK Telink Co., Ltd.
During the year ended December 31, 2018, SK Telink Co., Ltd., the subsidiary owned by the Parent Company, acquired a device business in exchange of ￦4,450 million in cash from SK Holdings Co., Ltd., the ultimate controlling entity of the Parent Company. As this transaction is a business combination under common control, the difference between the consideration and carrying amount of net assets amounting to ￦1,018 million was deducted from capital surplus and others.
(3)     2017
1)     Acquisition of S.M. LIFE DESIGN COMPANY JAPAN INC. by DREAMUS COMPANY (formerly, IRIVER LIMITED)
On September 1, 2017, DREAMUS COMPANY (formerly, IRIVER LIMITED), a subsidiary of the Parent Company, acquired all of the S.M. LIFE DESIGN COMPANY JAPAN INC.’s shares from S.M. ENTERTAINMENT JAPAN, Inc. in order to enter overseas business and enhance its competitiveness. The consideration was ￦30,000 million in cash, and the difference between the fair value of net assets acquired and the consideration paid amounting to ￦21,748 million was recognized as goodwill. Subsequent to the acquisition, S.M. LIFE DESIGN COMPANY JAPAN INC. recognized revenue of ￦6,365 million, which resulted in the net profit of ￦1,244 million in 2017.
2)     Merger of SM mobile communications Co., Ltd. by DREAMUS COMPANY (formerly, IRIVER LIMITED)
On October 1, 2017, DREAMUS COMPANY (formerly, IRIVER LIMITED) merged SM mobile communications Co., Ltd. in order to enter contents business and enhance competitiveness of its device business. As a result of merger, DREAMUS COMPANY (formerly, IRIVER LIMITED) obtained control over S.M. Mobile Communications JAPAN Inc. which was wholly owned by SM mobile communications Co., Ltd. The consideration transferred was measured at the fair value of the shares transferred based on the merger ratio set on October 1, 2017. The Group recognized the difference between the fair value of net assets acquired and the consideration paid amounting to ￦13,473 million as goodwill. Subsequent to the consummation of the merger, S.M. Mobile Communications JAPAN Inc. recognized no revenue with ￦103 million of net loss in 2017.

3)     Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)	S.M. LIFE DESIGN COMPANY JAPAN INC.		S.M. Mobile Communications JAPAN Inc.
I. Considerations transferred:
Cash and cash equivalents	￦	30,000	—
Shares of DREAMUS COMPANY (formerly, IRIVER LIMITED)		—	24,650

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	￦	3,434	4,112
Trade and other receivables		1,471	237
Inventories		1,879	—
Property and equipment		4	311
Intangible assets		6,677	7,445
Other assets		—	41
Trade and other payables		(2,563)	(815)
Deferred tax liabilities		(2,324)	—
Other liabilities		(326)	(154)

	￦	8,252	11,177